Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Short-Term Bond Fund

May 31, 2021

ZSB-QTLY-0721
1.9881600.104

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 0.9% 3/25/24	$20,000	$20,055
Verizon Communications, Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 3/22/24 (a)(b)	11,000	11,077
0.75% 3/22/24	8,000	8,066
		39,198
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	25,000	25,981
Comcast Corp. 3.1% 4/1/25	2,000	2,169
		28,150
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (a)(b)	15,000	15,049
T-Mobile U.S.A., Inc. 3.5% 4/15/25	10,000	10,853
		25,902

TOTAL COMMUNICATION SERVICES		93,250

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 1.8%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (a)(b)	14,000	14,007
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	25,000	26,366
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (a)(b)	50,000	50,935
1.25% 1/8/26	15,000	14,887
4.2% 11/6/21	9,000	9,149
5.2% 3/20/23	7,000	7,568
		122,912
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	6,000	6,181
Specialty Retail - 0.1%
TJX Companies, Inc. 3.5% 4/15/25	8,000	8,759
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	30,000	30,471

TOTAL CONSUMER DISCRETIONARY		168,323

CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	20,000	20,037
Molson Coors Beverage Co. 3.5% 5/1/22	9,000	9,262
		29,299
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (c)	3,000	3,003
0.8% 2/10/24 (c)	4,000	3,996
		6,999
Food Products - 0.4%
Mondelez International, Inc. 0.625% 7/1/22	25,000	25,097
Tobacco - 1.0%
BAT Capital Corp. 3.222% 8/15/24	25,000	26,621
BAT International Finance PLC 1.668% 3/25/26	20,000	19,958
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	11,184
2.875% 5/1/24	10,000	10,660
		68,423

TOTAL CONSUMER STAPLES		129,818

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	8,000	8,207
Cenovus Energy, Inc. 3% 8/15/22	10,000	10,221
Chevron Corp. 1.141% 5/11/23	11,000	11,184
Chevron U.S.A., Inc. 0.333% 8/12/22	25,000	25,030
Enbridge, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (a)(b)	7,000	7,009
Energy Transfer LP:
3.6% 2/1/23	7,000	7,281
4.2% 9/15/23	4,000	4,287
4.25% 3/15/23	10,000	10,529
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,414
Marathon Petroleum Corp. 4.5% 5/1/23	10,000	10,706
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (a)(b)	2,000	2,001
1.75% 3/1/26	19,000	19,252
4.5% 7/15/23	2,000	2,143
Occidental Petroleum Corp. 2.9% 8/15/24	5,000	4,988
Phillips 66 Co.:
0.9% 2/15/24	20,000	20,040
3.7% 4/6/23	31,000	32,793
Pioneer Natural Resources Co. 0.55% 5/15/23	13,000	13,043
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,200
Shell International Finance BV 3.5% 11/13/23	3,000	3,218
Suncor Energy, Inc. 3.6% 12/1/24	18,000	19,568
The Williams Companies, Inc. 3.6% 3/15/22	28,000	28,567
Valero Energy Corp.:
1.2% 3/15/24	20,000	20,227
2.7% 4/15/23	2,000	2,080
Western Gas Partners LP:
3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (a)(b)	5,000	4,988
4.35% 2/1/25	8,000	8,340
		292,316
FINANCIALS - 23.9%
Banks - 14.4%
Bank of America Corp.:
0.81% 10/24/24 (a)	20,000	20,113
0.976% 4/22/25 (a)	20,000	20,120
3.004% 12/20/23 (a)	100,000	104,051
Bank of Montreal:
1.85% 5/1/25	25,000	25,936
1.9% 8/27/21	25,000	25,106
Bank of Nova Scotia:
0.55% 9/15/23	25,000	25,079
2% 11/15/22	25,000	25,650
BNP Paribas SA 3.25% 3/3/23	25,000	26,334
Canadian Imperial Bank of Commerce 0.95% 6/23/23	20,000	20,222
Citigroup, Inc.:
0.981% 5/1/25 (a)	9,000	9,055
2.312% 11/4/22 (a)	25,000	25,218
3.106% 4/8/26 (a)	25,000	26,829
3.142% 1/24/23 (a)	25,000	25,451
JPMorgan Chase & Co.:
0.697% 3/16/24 (a)	10,000	10,043
0.824% 6/1/25 (a)	13,000	13,017
1.514% 6/1/24 (a)	35,000	35,736
3.207% 4/1/23 (a)	100,000	102,426
3.514% 6/18/22 (a)	12,000	12,018
Mizuho Financial Group, Inc. 0.849% 9/8/24 (a)	200,000	201,128
Royal Bank of Canada:
1.6% 4/17/23	25,000	25,625
2.55% 7/16/24	15,000	15,895
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,000	10,734
4.45% 12/3/21	10,000	10,173
Synovus Financial Corp. 3.125% 11/1/22	10,000	10,310
The Toronto-Dominion Bank:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.480% 0.49% 1/27/23 (a)(b)	25,000	25,124
0.25% 1/6/23	20,000	19,999
Wells Fargo & Co.:
1.654% 6/2/24 (a)	60,000	61,500
2.1% 7/26/21	25,000	25,072
2.164% 2/11/26 (a)	25,000	26,065
		984,029
Capital Markets - 4.9%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	8,242
2.95% 1/29/23	20,000	20,873
Goldman Sachs Group, Inc.:
0.523% 3/8/23	10,000	10,016
0.627% 11/17/23 (a)	20,000	20,040
2.876% 10/31/22 (a)	75,000	75,782
2.905% 7/24/23 (a)	10,000	10,282
Intercontinental Exchange, Inc. 0.7% 6/15/23	13,000	13,084
Morgan Stanley:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (a)(b)	50,000	50,120
0.529% 1/25/24 (a)	15,000	15,032
0.56% 11/10/23 (a)	25,000	25,055
0.731% 4/5/24 (a)	15,000	15,056
2.625% 11/17/21	25,000	25,278
4% 7/23/25	25,000	27,951
NASDAQ, Inc. 0.445% 12/21/22	7,000	7,003
State Street Corp. 2.825% 3/30/23 (a)	2,000	2,043
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6056% 11/1/21 (a)(b)	10,000	10,016
		335,873
Consumer Finance - 2.2%
Ally Financial, Inc.:
1.45% 10/2/23	2,000	2,032
5.125% 9/30/24	10,000	11,317
American Express Co.:
2.65% 12/2/22	30,000	31,090
2.75% 5/20/22	10,000	10,226
Capital One Financial Corp. 2.6% 5/11/23	8,000	8,328
Synchrony Financial:
2.85% 7/25/22	27,000	27,650
4.25% 8/15/24	21,000	23,011
4.375% 3/19/24	14,000	15,344
Toyota Motor Credit Corp.:
0.5% 8/14/23	8,000	8,032
2.9% 3/30/23	14,000	14,675
		151,705
Diversified Financial Services - 0.6%
AIG Global Funding:
0.8% 7/7/23 (c)	5,000	5,052
2.3% 7/1/22 (c)	5,000	5,108
Athene Global Funding:
0.95% 1/8/24 (c)	15,000	15,071
1% 4/16/24 (c)	10,000	10,054
BP Capital Markets America, Inc. 2.937% 4/6/23	4,000	4,190
Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,121
		41,596
Insurance - 1.8%
Aon Corp. 2.2% 11/15/22	28,000	28,753
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	25,000	25,016
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	7,000	6,934
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	21,000	21,074
1.1% 5/5/23 (c)	7,000	7,108
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	17,000	17,025
Pacific Life Global Funding II 1.2% 6/24/25 (c)	10,000	10,046
Principal Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 4/12/24 (a)(b)(c)	7,000	7,014
		122,970

TOTAL FINANCIALS		1,636,173

HEALTH CARE - 1.7%
Biotechnology - 0.3%
AbbVie, Inc. 2.3% 11/21/22	20,000	20,579
Health Care Providers & Services - 0.6%
Anthem, Inc.:
0.45% 3/15/23	17,000	17,050
3.125% 5/15/22	10,000	10,277
Cigna Corp.:
0.613% 3/15/24	4,000	4,005
3.05% 11/30/22	10,000	10,381
		41,713
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	13,000	13,006
Bristol-Myers Squibb Co. 3.25% 2/20/23	18,000	18,875
Mylan NV 3.125% 1/15/23 (c)	12,000	12,465
Viatris, Inc. 1.125% 6/22/22 (c)	11,000	11,074
		55,420

TOTAL HEALTH CARE		117,712

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	10,000	10,047
1.95% 2/1/24	10,000	10,276
4.875% 5/1/25	10,000	11,234
		31,557
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	15,000	15,208
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	20,000	19,835
Industrial Conglomerates - 0.0%
Roper Technologies, Inc. 0.45% 8/15/22	2,000	2,003
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.3675% 11/12/21 (a)(b)	10,000	10,013
0.25% 3/1/23	25,000	25,016
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6443% 4/5/23 (a)(b)	9,000	9,000
		44,029
Road & Rail - 0.2%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	10,000	10,000
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	7,000	6,971
3.5% 1/15/22	10,000	10,191
International Lease Finance Corp. 5.875% 8/15/22	25,000	26,542
		43,704
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	2,000	2,049

TOTAL INDUSTRIALS		168,385

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	28,000	30,472
IT Services - 0.1%
PayPal Holdings, Inc. 1.35% 6/1/23	6,000	6,121
The Western Union Co. 2.85% 1/10/25	3,000	3,179
		9,300
Semiconductors & Semiconductor Equipment - 0.6%
Microchip Technology, Inc. 0.983% 9/1/24 (c)	9,000	9,008
Micron Technology, Inc. 2.497% 4/24/23	28,000	29,023
		38,031
Software - 0.3%
Microsoft Corp. 2.4% 8/8/26	20,000	21,348
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	13,000	13,135

TOTAL INFORMATION TECHNOLOGY		112,286

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	6,311
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (c)	2,000	2,004
The Mosaic Co. 3.25% 11/15/22	5,000	5,189
		13,504
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	5,000	5,029
Crown Castle International Corp. 1.35% 7/15/25	2,000	2,020
Welltower, Inc. 3.625% 3/15/24	6,000	6,468
		13,517
UTILITIES - 4.6%
Electric Utilities - 2.8%
Exelon Corp. 3.497% 6/1/22 (a)	20,000	20,575
FirstEnergy Corp.:
1.6% 1/15/26	2,000	1,940
2.05% 3/1/25	7,000	7,053
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (a)(b)	15,000	15,001
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.250% 0.2763% 5/10/23(a)(b)	15,000	15,008
2.85% 4/1/25	4,000	4,300
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,180
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (a)(b)	25,000	25,007
0.65% 3/1/23	20,000	20,118
2.75% 5/1/25	10,000	10,645
2.9% 4/1/22	20,000	20,447
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (a)(b)	8,000	8,004
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (a)(b)	10,000	10,003
Southern Co. 0.6% 2/26/24	6,000	6,015
Virginia Electric & Power Co. 2.75% 3/15/23	20,000	20,768
		191,064
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5654% 3/9/23 (a)(b)	11,000	11,003
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6843% 3/2/23 (a)(b)	14,000	14,005
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,167
ONE Gas, Inc. 0.85% 3/11/23	20,000	20,023
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (a)(b)	4,000	4,001
		52,199
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24 (c)	8,000	8,008
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (a)(b)	12,000	12,013
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (a)(b)	10,000	10,004
2.715% 8/15/21	9,000	9,044
DTE Energy Co.:
0.55% 11/1/22	10,000	10,027
2.25% 11/1/22	20,000	20,580
NiSource, Inc. 0.95% 8/15/25	6,000	5,968
		67,636

TOTAL UTILITIES		318,907

TOTAL NONCONVERTIBLE BONDS
(Cost $3,010,931)		3,064,191

U.S. Treasury Obligations - 41.2%
U.S. Treasury Notes:
0.125% 8/15/23	$231,000	$230,747
0.25% 5/15/24	878,000	876,624
0.25% 7/31/25	100,000	98,531
0.375% 4/30/25	198,000	196,685
1.5% 1/31/22	50,000	50,479
1.875% 9/30/22	300,000	307,055
2.125% 12/31/22	420,000	433,240
2.125% 3/31/24	350,000	368,252
2.625% 6/30/23	250,000	262,813
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,791,028)		2,824,426

U.S. Government Agency - Mortgage Securities - 1.4%
Freddie Mac - 1.4%
2% 1/1/32	31,041	32,181
2.5% 11/1/28	22,876	23,989
3% 5/1/29 to 2/1/34	37,259	39,295
TOTAL FREDDIE MAC
(Cost $93,547)		95,465

Asset-Backed Securities - 9.1%
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	$20,000	$19,977
Series 2021-A1 Class A1, 0.44% 9/15/26	18,000	18,004
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	7,391	7,396
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (c)	2,749	2,772
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,312
CarMax Auto Owner Trust:
Series 2017-4 Class A3, 2.11% 10/17/22	20	20
Series 2018-2 Class A3, 2.98% 1/17/23	1,411	1,418
Series 2018-4 Class A3, 3.36% 9/15/23	3,993	4,060
Series 2019-1 Class A3, 3.05% 3/15/24	6,598	6,711
Series 2020-3 Class A2A, 0.49% 6/15/23	14,787	14,803
Series 2020-4 Class A3, 0.5% 8/15/25	10,000	10,037
Series 2021-1 Class A3, 0.34% 12/15/25	10,000	10,002
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	2,074	2,097
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	6,000	5,999
Ford Credit Auto Lease Trust:
Series 2020-A Class A3, 1.85% 3/15/23	6,000	6,044
Series 2020-B Class A3, 0.62% 8/15/23	13,000	13,056
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	9,436	9,446
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	24,000	24,177
GM Financial Automobile Leasing Trust:
Series 2020-1 Class A2A, 1.67% 4/20/22	968	970
Series 2020-3:
Class A2A, 0.35% 11/21/22	15,632	15,644
Class A3, 0.45% 8/21/23	9,000	9,026
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	985	986
Series 2020-3 Class A2, 0.35% 7/17/23	11,810	11,820
Series 2020-4 Class A3, 0.38% 8/18/25	12,000	12,021
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	4,926	4,985
2.32% 7/18/22	150	150
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (c)	100,000	100,593
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	394	394
Series 2019-B Class A3, 1.94% 2/15/24	9,000	9,106
Series 2020-B Class A2, 0.38% 3/15/23	16,375	16,386
Series 2020-C Class A3, 0.38% 5/15/25	13,000	13,031
John Deere Owner Trust:
Series 2020-A Class A2, 1.01% 1/17/23	2,837	2,841
Series 2020-B Class A2, 0.41% 3/15/23	12,454	12,462
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	6,231	6,283
Series 2020-A Class A3, 1.84% 12/15/22	8,000	8,070
Series 2020-B Class A3, 0.4% 11/15/23	7,000	7,016
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	9,130	9,139
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (c)	11,000	11,004
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	13,000	13,005
Santander Retail Auto Lease Trust:
Series 2019-C Class A2A, 1.89% 9/20/22 (c)	6,136	6,153
Series 2020-B Class A3, 0.57% 4/22/24 (c)	15,000	15,069
Series 2021-A Class A3, 0.51% 7/22/24 (c)	9,000	9,030
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	4,281	4,288
Class A3, 0.68% 12/20/23 (c)	7,000	7,037
Tesla Auto Lease Trust:
Series 2019-A Class A2, 2.13% 4/20/22 (c)	8,340	8,383
Series 2021-A Class A3, 0.56% 3/20/25 (c)	13,000	13,056
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	1,405	1,412
Series 2020-C Class A3, 0.44% 10/15/24	25,000	25,072
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	12,000	12,014
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	15,000	15,285
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	5,648	5,705
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	10,000	10,139
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	4,428	4,437
Series 2020-C Class A2, 0.35% 12/15/23	7,831	7,839
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	1,915	1,921
Series 2020-A Class A2, 1.71% 11/15/22	27,366	27,531
Series 2020-B Class A3, 0.45% 2/15/24	9,000	9,035
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	1,737	1,740
TOTAL ASSET-BACKED SECURITIES
(Cost $619,417)		622,409

Commercial Mortgage Securities - 2.1%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	6,011	6,186
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	9,331	9,866
Series 2017-P7 Class A1, 2.008% 4/14/50	4,325	4,328
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,096	9,165
Series 2014-CR18 Class ASB, 3.452% 7/15/47	19,368	19,987
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,241	3,286
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.851% 7/15/32 (a)(b)(c)	10,000	9,874
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	7,697	7,743
Series 2017-GS8 Class A1, 2.222% 11/10/50	4,431	4,473
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2012-CBX Class A4, 3.4834% 6/15/45	14,406	14,550
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	8	8
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	10,000	10,527
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	16,097	16,359
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	8,536	9,081
Series 2017-RC1 Class ASB, 3.453% 1/15/60	10,000	10,703
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	5,891	6,157
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,969)		142,293

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,262

Bank Notes - 0.1%
Truist Bank 3.502% 8/2/22 (a)
(Cost $9,000)	9,000	9,048
TOTAL BANK NOTES
(Cost $9,000)		9,048
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.03% (d)
(Cost $168,979)	168,946	168,979
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $6,849,871)		6,942,073
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(92,462)
NET ASSETS - 100%		$6,849,611

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $467,888 or 6.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.